SCHEDULE OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ (12,401)	$ (1,102)
Increase	(2,539)	(11,299)
Total	$ (14,940)	$ (12,401)